Share-Based Compensation - Schedule of Restricted Share Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Restricted Share Unit [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance	7,694,425	5,006,247	5,006,247
Weighted Average Grant-Date Fair Value,beginning balance	$ 5.21	$ 4.38	$ 4.38
Outstanding,Granted	648,510	2,711,130	2,862,298
Weighted Average Grant-Date Fair Value,Granted	$ 9.55	$ 6.72	$ 6.75
Outstanding, Cancelled/forfeited	(296,458)	(38,891)	(174,120)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 4.48	$ 6.01	$ 5.6
Outstanding ending balance	8,046,477	7,678,486	7,694,425
Weighted Average Grant-Date Fair Value,ending balance	$ 5.59	$ 5.18	$ 5.21
Restricted Share Award [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance	5,678,012	5,181,794	5,181,794
Weighted Average Grant-Date Fair Value,beginning balance	$ 3.18	$ 2.85	$ 2.85
Outstanding,Granted	2,401,884	496,219	496,218
Weighted Average Grant-Date Fair Value,Granted	$ 9.61	$ 6.66	$ 6.66
Outstanding, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Outstanding ending balance	8,079,896	5,678,013	5,678,012
Weighted Average Grant-Date Fair Value,ending balance	$ 5.09	$ 3.19	$ 3.18
Previously Reported [Member] | Restricted Share Award [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance	5,678,012
Weighted Average Grant-Date Fair Value,beginning balance	$ 3.19
Outstanding ending balance			5,678,012
Weighted Average Grant-Date Fair Value,ending balance			$ 3.19